Schedule I - Condensed Financial Information of Registrant - Condensed Statements of Cash Flows (Details 3) (10-K) - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from financing activities
Sale of common stock, net of offering costs		$ 3,728,686	$ 3,917,524	$ 4,579,414	$ 4,267,949
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		485,559	433,712	433,712	281,879	$ 1,554,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 281,879	924,552	1,697,982	485,559	433,712	281,879
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net cash used for operating activities	0			23,000,000	0
Proceeds from Contributions from Affiliates	0			(1,100,000,000)	0
Repayment of Notes Receivable from Related Parties	0			96,000,000	0
Cash flows from investing activities
Change in receivable from affiliate	(230,000,000)			0	0
Net cash provided by (used for) investing activities	(230,000,000)			(1,004,000,000)	0
Cash flows from financing activities
Sale of common stock, net of offering costs	236,000,000			976,000,000	0
Net cash provided by (used for) financing activities	236,000,000			976,000,000	0
Net change in cash and cash equivalents	6,000,000			(5,000,000)	0
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR		$ 1,000,000	$ 6,000,000	6,000,000	6,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	6,000,000			1,000,000	6,000,000	$ 6,000,000
Supplemental non-cash financing activities
Increase in payable to affiliate for stock offering costs	$ 5,000,000			$ 2,000,000	$ 0